Investment Objectives and Goals - VegaShares US Equity Autocallable Income ETF	Mar. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary: VegaShares US EQUITY AUTOCALLABLE Income ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]

The Fund seeks to generate high income while providing reduced downside risk through exposure to the NYSE® U.S. 500 Adaptive Vol Autocallable Index (the "Laddered Autocall Index"). The Laddered Autocall Index replicates the performance of a diversified portfolio of synthetic autocallable notes (each an "Autocall" and together, the "Index Portfolio").